Intangible Asset, Net (Details) - Schedule of Future Estimated Amortization Expenses	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Future Estimated Amortization Expenses [Abstract]
Remaining of 2024	¥ 492,922
2025	985,844
2026	985,844
2027	985,844
2028	985,844
Thereafter	42,802,068
Intangible asset, net	¥ 47,238,366	$ 6,628,272	¥ 47,731,288